Mortgage Notes Payable (Tables)	12 Months Ended
Dec. 31, 2014
Future Principal Payments	The future principal payments required under the Northwestern loan are as follows:

2015	$7,424
2016	7,844
2017	8,288
2018	8,758
2019	9,254
2020 and beyond	50,616

Total	$92,184